Property, plant and equipment - Right of use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	$ 610,951
Right-of-use assets, ending balance	756,478	$ 610,951
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	981,217	892,056
Additions	263,830	100,531
Disposals and other	43,333	11,370
Right-of-use assets, ending balance	1,201,714	981,217
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(370,266)	(267,060)
Disposals and other	(43,717)	(10,323)
Depreciation	118,687	113,529
Right-of-use assets, ending balance	(445,236)	(370,266)
Ocean-going vessels
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	443,770
Right-of-use assets, ending balance	601,104	443,770
Ocean-going vessels | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	657,774	582,072
Additions	232,536	86,610
Disposals and other	43,333	10,908
Right-of-use assets, ending balance	846,977	657,774
Ocean-going vessels | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(214,004)	(152,616)
Disposals and other	(43,717)	(10,323)
Depreciation	75,586	71,711
Right-of-use assets, ending balance	(245,873)	(214,004)
Terminals and tanks
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	133,249
Right-of-use assets, ending balance	125,873	133,249
Terminals and tanks | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	258,743	246,553
Additions	27,293	12,206
Disposals and other	0	16
Right-of-use assets, ending balance	286,036	258,743
Terminals and tanks | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(125,494)	(91,834)
Disposals and other	0	0
Depreciation	34,669	33,660
Right-of-use assets, ending balance	(160,163)	(125,494)
Plant installations and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	10,947
Right-of-use assets, ending balance	8,483	10,947
Plant installations and machinery | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	23,797	23,761
Additions	0	36
Disposals and other	0	0
Right-of-use assets, ending balance	23,797	23,797
Plant installations and machinery | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(12,850)	(10,408)
Disposals and other	0	0
Depreciation	2,464	2,442
Right-of-use assets, ending balance	(15,314)	(12,850)
Other
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	22,985
Right-of-use assets, ending balance	21,018	22,985
Other | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	40,903	39,670
Additions	4,001	1,679
Disposals and other	0	446
Right-of-use assets, ending balance	44,904	40,903
Other | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(17,918)	(12,202)
Disposals and other	0	0
Depreciation	5,968	5,716
Right-of-use assets, ending balance	$ (23,886)	$ (17,918)